Bunker inventory	12 Months Ended
Dec. 31, 2023
Disclosure of inventories [Abstract]
Bunker inventory	Bunker inventory
In addition to bunker fuel stored on board of the Euronav vessels, the Group purchased and stored compliant fuel on board of a Euronav vessel, the ULCC Oceania, so that there was a safe, high quality inventory available for the use of its own fleet. The Group had set up a Bunker Fuel Management Group to manage this fuel oil exposure relating to the IMO 2020 requirements, which require the vessels to operate with low sulfur fuel oil (LSFO), unless equipped with scrubbers. In November 2023, management decided to discontinue the bunker storage and offloading program and sold the ULCC Oceania, which was booked as an asset held for sale as at December 31, 2023 (see Note 3).

The bunker inventory stored on the Oceania was accounted for at the lower of cost or net realizable value with cost being determined on a weighted average basis. The cost includes: the purchase price, initial fuel inspection costs, the transport and handling costs for loading the bunker on our vessel and the change in fair value of the derivatives (see Note 15). The change in fair value of commodity derivatives in connection with the bunker fuel management are measured at fair value with fair value changes recognized in the consolidated statement of profit or loss. The Group has no ongoing commodity derivatives as per December 31, 2023.

The cost of the bunker inventory on board of our vessels on the spot (not operating in a pool arrangement) is determined on a first-in, first-out basis.

In the course of 2023, the Company purchased an additional 120,763 metric tonnes (2022: 208,877 metric ton) of compliant fuel for an amount of $72.2 million (2022: $158.8 million) (all costs included). As of December 31, 2023 the carrying amount of the total bunker inventory amounted to $22.5 million (2022: $41.6 million) of which $0.0 million (2022: $19.6 million) was the carrying amount of the bunker inventory related to the purchase and storage of compliant fuel oil inventory on board of the Oceania as it has been fully offloaded in consequence of the sale of the vessel.

The compliant fuel has been fully transferred to our fleet in the course of 2023. As of December 31, 2023 the carrying amount of the bunker inventory on board of our vessels amounted to $22.5 million (2022: $22.0 million). Bunkers delivered to vessels operating in the TI Pool, are sold to the TI Pool at market price and bunkers on board of these pooled vessels are no longer shown as bunker inventory but as trade and other receivables.

In compliance with the accounting policy no write-down had to be considered at the end of December 31, 2023.